SMEAD FUNDS TRUST

Supplement dated July 1, 2020 to the

Prospectus dated March 30, 2020

Smead Value Fund

Investor Class Shares (SMVLX)

Class A Shares (SVFAX)

Class C Shares (SVFCX)

Class I1 Shares (SVFFX)

Class R1 Shares (SVFDX)

Class R2 Shares (SVFKX)

Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Smead Value Fund Prospectus dated March 30, 2020. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

Effective July 1, 2020, the first sentence of the first paragraph of the section entitled “Management of the Fund-The Adviser” on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, Smead Capital Management, Inc., located at 2777 East Camelback Road, Suite 375, Phoenix, Arizona 85016, under which the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees.

Effective July 1, 2020, the section entitled “Investment Adviser” on page 42 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Investment Adviser

Smead Capital Management, Inc.

2777 East Camelback Road, Suite 375

Phoenix, AZ 85016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SMEAD FUNDS TRUST

Supplement dated July 1, 2020 to the

Statement of Additional Information dated March 30, 2020

Smead Value Fund

Investor Class Shares (SMVLX)

Class A Shares (SVFAX)

Class C Shares (SVFCX)

Class I1 Shares (SVFFX)

Class R1 Shares (SVFDX)

Class R2 Shares (SVFKX)

Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Smead Value Fund Statement of Additional Information (the “SAI”) dated March 30, 2020. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

Effective July 1, 2020, the second sentence of the first paragraph of the section entitled “Management of the Fund-Trustees and Officers” on page 10 of the SAI is hereby deleted in its entirety and replaced with the following:

The address of each Trustee and officer is c/o Smead Capital Management, Inc., 2777 East Camelback Road, Suite 375, Phoenix, Arizona 85016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE